Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related party transactions
Related party transactions
For the purpose of these consolidated financial statements, transactions with related parties mainly comprise transactions between subsidiaries of the Group and the related parties of the Group.
Transactions with entities with significant influence over the Group
Transactions with TCCC
TCCC exerts significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. As at 31 December 2022, 19.24% of the total outstanding Shares in the Group were owned by European Refreshments, a wholly owned subsidiary of TCCC. The Group is a key bottler of TCCC products and has entered into bottling agreements with TCCC to make, sell and distribute products of TCCC within the Group’s territories. The Group purchases concentrate from TCCC and also receives marketing funding to help promote the sale of TCCC products. The Group’s agreements with TCCC in each territory are for 10 year terms and each contains the right for the Group to request a 10 year renewal. The existing bottling agreements expire no earlier than 1 September 2025. Additionally, two of the Group’s 17 Directors are nominated by TCCC.
The Group and TCCC engage in a variety of marketing programmes to promote the sale of TCCC products in territories in which the Group operates. The Group and TCCC operate under an incidence based concentrate pricing model and funding programme across most territories, the terms of which are tied to the bottling agreements. In certain API territories, the Group operates under a fixed price model with marketing rebates and support.
TCCC makes discretionary marketing contributions under shared marketing agreements to CCEP’s operating subsidiaries. Amounts to be paid to the Group by TCCC under the programmes are generally determined annually and are periodically reassessed as the programmes progress. Under the bottling agreements, TCCC is under no obligation to participate in the programmes or continue past levels of funding in the future. The amounts paid and terms of similar programmes with other franchises may differ.
Marketing support funding programmes granted to the Group provide financial support principally based on product sales or on the completion of stated requirements and are intended to offset a portion of the costs of the programmes.
Payments from TCCC for marketing programmes to promote the sale of products are classified as a reduction in cost of sales, unless the presumption that the payment is a reduction in the price of the franchisors’ products can be overcome. Payments for marketing programmes are recognised as product is sold.
The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Amounts affecting revenue(A)	117	50	50
Amounts affecting cost of sales(B)	(3,805)	(3,056)	(2,555)
Amounts affecting operating expenses(C)	19	9	8
Total net amount affecting the consolidated income statement	(3,669)	(2,997)	(2,497)
(A)Amounts principally relate to fountain syrup and packaged product sales.
(B)Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice, as well as funding for marketing programmes.
(C)Amounts principally relate to certain costs associated with new product development initiatives and reimbursement of certain marketing expenses.
The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Amounts due from TCCC	130	135
Amounts payable to TCCC	442	189
In December 2022, the Group entered into a share purchase agreement (SPA) with TCCC to acquire the remaining 29.4% ownership interest of its subsidiary, PT Coca-Cola Bottling Indonesia, for a total consideration of €282 million. The acquisition is expected to be completed in the first quarter of 2023, following the resolution of customary conditions (refer to Note 27 for further details). As at 31 December, we have recognised a redemption liability equalling the consideration amount, which is reflected within the amounts payable to related parties line of our consolidated statement of financial position.
In February 2022, the Group entered into asset sale arrangements with TCCC, pursuant to which, the Group agreed to sell certain non-alcoholic ready to drink beverage brands predominantly available in Australia and New Zealand, which were acquired as part of the business combination transaction consummated on 10 May 2021, for a total consideration approximating €182 million. The sale price approximated the fair value of the brands assessed at the acquisition date. These brands were classified as assets held for sale in our consolidated statement of financial position as at 31 December 2021. During the first half of 2022, the Group partially completed the asset sale transaction and expects to finalise the remaining portion during 2023. The remaining part of the transaction was initially expected to be finalised by the end of 2022, however, due to certain administrative procedures required to be performed, the completion was extended to the first half of 2023. The Group has also entered into commercial agreements with TCCC to facilitate ongoing manufacturing, distributing and/or selling activities pertaining to these brands. The consideration relating to the brands which are yet to be sold to TCCC amounts to €40 million and those brands are classified as assets held for sale in our consolidated statement of financial position as at 31 December 2022.
Terms and conditions of transactions with TCCC
Outstanding balances on transactions with TCCC are unsecured, interest free and generally settled in cash. Receivables from TCCC are considered to be fully recoverable.
Transactions with Cobega companies
Cobega, S.A. (Cobega) exhibits significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. As at 31 December 2022, 20.87% of the total outstanding Shares in the Group were indirectly owned by Cobega through its ownership interest in Olive Partners, S.A. Additionally, five of the Group’s 17 Directors, including the Chairman, are nominated by Olive Partners, three of whom are affiliated with Cobega.
The principal transactions with Cobega are for the purchase of packaging materials and maintenance services for vending machines. The following table summarises the transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Amounts affecting revenue(A)	2	1	1
Amounts affecting cost of sales(B)	(76)	(49)	(43)
Amounts affecting operating expenses(C)	(17)	(11)	(8)
Total net amount affecting the consolidated income statement	(91)	(59)	(50)
(A)Amounts principally relate to packaged product sales.
(B)Amounts principally relate to the purchase of packaging materials and concentrate.
(C)Amounts principally relate to maintenance and repair services and transportation.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Amounts due from Cobega	3	2
Amounts payable to Cobega	24	19
Terms and conditions of transactions with Cobega
Outstanding balances on transactions with Cobega are unsecured, interest free and generally settled in cash. Receivables from Cobega are considered to be fully recoverable.
Other related parties
Transactions with associates, joint ventures and other related parties
Joint venture investments relate to interests in a manufacturer of alcoholic beverages (divested during the first half of 2022), a service provider supporting the operation of container refund schemes in certain Australian states and a PET recycling plant in Indonesia.
Associate investments relate to interests in deposit scheme coordinators and a holding company of container deposit schemes in certain Australian states and territories. Associate investments also include the Group’s equity interests in early stage development companies as part of CCEP Ventures.
Other related parties include coordinators of container deposit schemes in certain Australian states over which significant influence is held.
The following table summarises the transactions with associates, joint ventures and other related parties:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Net amounts affecting consolidated income statement – associates(A)	(73)	(49)	—
Net amounts affecting consolidated income statement – joint ventures(B)	(9)	(9)	—
Net amounts affecting consolidated income statement – other related parties(A)	(85)	(52)	—
Total net amount affecting the consolidated income statement	(167)	(110)	—
(A)Amounts principally relate to container deposit scheme charges in Australia.
(B)Amounts principally relate to the purchase of finished products and resin.
The following table summarises the balances with associates, joint ventures and other related parties:

	Year ended 31 December
	2022	2021
	€ million	€ million
Amounts due from associates	6	6
Amounts payable to associates	9	—
Amounts payable to joint ventures	—	2
Amounts payable to other related parties	10	—
Terms and conditions of transactions with associates, joint ventures and other related parties
Outstanding balances on transactions are unsecured, interest free and generally settled in cash. Receivables are considered to be fully recoverable.
Refer to Note 28 for a listing of associates, joint ventures and other related parties.
Transactions with key management personnel
Key management personnel are the members of the Board of Directors and the members of the Executive Leadership Team. The following table summarises the total remuneration paid or accrued during the reporting period related to key management personnel:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Salaries and other short-term employee benefits(A)	30	22	20
Post-employment benefits	—	—	1
Share-based payments	15	7	6
Termination benefits	—	—	5
Total	45	29	32
(A)Short-term employee benefits include wages, salaries and social security contributions, paid annual leave and paid sick leave, paid bonuses and non-monetary benefits.
The Group did not have any loans with key management personnel and was not party to any other transactions with key management personnel during the periods presented.